Share-Based Compensation - Summary of Stock Option Awards Outstanding Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended		12 Months Ended
	Oct. 01, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016
Shares Under Option
Outstanding at beginning of period	3	299	3
Granted		170
Vested options converted on October 1, 2016 in connection with the Separation			296
Outstanding at end of period		469	299	299
Vested and expected to vest at end of period		458
Exercisable at end of period		119	207	207
Weighted Average Exercise Price
Outstanding at beginning of period	$ 22.30	$ 21.48	$ 22.30
Granted		22.35
Vested options converted on October 1, 2016 in connection with the Separation			21.47
Outstanding at end of period		21.80	21.48	$ 21.48
Vested and expected to vest at end of period		21.78
Exercisable at end of period		$ 11.95	$ 16.35	$ 16.35
Weighted Average Remaining Contractual Term (years)
Granted		9 years 10 months 24 days
Outstanding at the end of the period	5 years 4 months 24 days	5 years 7 months 6 days	3 years 6 months	3 years 6 months
Vested and expected to vest at end of period		5 years 6 months
Vested options converted on October 1, 2016 in connection with the Separation			3 years 8 months 12 days
Exercisable at end of period		1 year 10 months 24 days	3 years 6 months
Aggregate Intrinsic Value
Outstanding at beginning of period		$ 1.4
Vested options converted on October 1, 2016 in connection with the Separation			$ 1.4	$ 1.4
Outstanding at end of period		0.9	1.4	1.4
Vested and expected to vest at end of period		0.9
Exercisable at end of period		$ 0.9	$ 1.4	$ 1.4